UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2006
Check here if Amendment [ ]; Amendment Number:  _________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     SHAY ASSETS MANAGEMENT, INC.
          ----------------------------
Address:  230 WEST MONROE STREET
          ----------------------------
          SUITE 2810
          ----------------------------
          CHICAGO, IL  60606
          ----------------------------
13F File Number:  28-7232
                     ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RODGER D. SHAY, JR.
        -------------------
Title:  PRESIDENT
        -------------------
Phone:  (312) 214-6590
        -------------------

Signature, Place, and Date of Signing:

     /S/ RODGER D. SHAY, JR.          CHICAGO, IL          MAY 9, 2006
    ------------------------         -------------         -----------------
            [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
                                         ----------
Form 13F Information Table Entry Total:          65
                                         ----------
Form 13F Information Table Value Total:     237,292
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                             FORM 13F INFORMATION TABLE
   ITEM 1           ITEM 2           ITEM 3    ITEM 4           ITEM 5         ITEM 6    ITEM 7          ITEM 8
                                               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
3M CO              COMMON          88579Y101    4,920    65,000             SOLE                  X
ABBOTT
LABORATORIES       COMMON          002824100    5,096   120,000             SOLE                  X
ALCOA, INC.        COMMON          013817101    1,834    60,000             SOLE                  X
ALLSTATE
FINANCIAL          COMMON          020002101    1,563    30,000             SOLE                  X
ALTRIA GROUP,
INC.               COMMON          02209S103    1,417    20,000             SOLE                  X
AMERICAN
EXPRESS CO.        COMMON          025816109    4,467    85,000             SOLE                  X
AMERICAN INT'L
GROUP              COMMON          026874107    7,315   110,680             SOLE                  X
ANHEUSER-BUSCH     COMMON          035229103    4,919   115,000             SOLE                  X
APACHE CORP.       COMMON          037411105    1,965    30,000             SOLE                  X
AT&T INC.          COMMON          00206R102    2,434    90,000             SOLE                  X
AUTOMATIC DATA
PROCESSING         COMMON          053015103    4,568   100,000             SOLE                  X
BALL
CORPORATION        COMMON          058498106    2,148    49,000             SOLE                  X
BERKSHIRE
HATHAWAY INC.      CLASS A         084670108    6,414        71             SOLE                  X
CEMEX SA           SPON ADR 5 ORD  151290889    3,112    47,664             SOLE                  X
CHEVRON CORP.      COMMON          166764100    5,217    90,000             SOLE                  X
CISCO SYSTEMS      COMMON          17275R102    4,767   220,000             SOLE                  X
CITIGROUP, INC.    COMMON          172967101    7,272   153,956             SOLE                  X


                                             FORM 13F INFORMATION TABLE
   ITEM 1           ITEM 2           ITEM 3    ITEM 4           ITEM 5         ITEM 6    ITEM 7          ITEM 8
                                               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

COCA COLA CO       COMMON          191216100    4,396   105,000             SOLE                  X
COMCAST CORP       CLASS A SPL     20030N200    2,743   105,000             SOLE                  X
DELL INC.          COMMON          24702R101    4,613   155,000             SOLE                  X
DIAGEO PLC.        SPON ADR NEW    25243Q205    1,605    25,300             SOLE                  X
DOW CHEMICAL
COMPANY            COMMON          260543103    2,477    61,000             SOLE                  X
EXELON CORP.       COMMON          30161N101    2,116    40,000             SOLE                  X
EXXON MOBIL
CORP.              COMMON          30231G102    8,704   143,028             SOLE                  X
FEDEX CORP.        COMMON          31428X106    4,518    40,000             SOLE                  X
FPL GROUP, INC.    COMMON          302571104    1,509    37,600             SOLE                  X
GANNETT INC.       COMMON          364730101      755    12,600             SOLE                  X
GENERAL
DYNAMICS CORP.     COMMON          369550108    2,367    37,000             SOLE                  X
GENERAL
ELECTRIC CO.       COMMON          369604103    6,608   190,000             SOLE                  X
HARLEY-
DAVIDSON, INC.     COMMON          412822108    3,632    70,000             SOLE                  X
HOME DEPOT, INC.   COMMON          437076102    6,134   145,000             SOLE                  X
I B M CORP.        COMMON          459200101    3,629    44,000             SOLE                  X
ILLINOIS TOOL
WORKS, INC.        COMMON          452308109    4,816    50,000             SOLE                  X
INGERSOLL-RAND
CO.                CLASS A         G4776G101    3,510    84,000             SOLE                  X
ITT INDUSTRIES
INC                COMMON          450911102    3,486    62,000             SOLE                  X


                                             FORM 13F INFORMATION TABLE
   ITEM 1           ITEM 2           ITEM 3    ITEM 4           ITEM 5         ITEM 6    ITEM 7          ITEM 8
                                               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

J.P. MORGAN
CHASE & CO.        COMMON          46625H100    3,997    96,000             SOLE                  X
JOHNSON &
JOHNSON            COMMON          478160104    8,291   140,000             SOLE                  X
KERR-MCGEE
CORP.              COMMON          492386107    1,910    20,000             SOLE                  X
LEHMAN BRO
HOLDINGS INC.      COMMON          524908100    3,700    25,600             SOLE                  X
MEDTRONIC, INC.    COMMON          585055106    4,568    90,000             SOLE                  X
MERRILL LYNCH      COMMON          590188108    4,726    60,000             SOLE                  X
MICROSOFT CORP.    COMMON          594918104    7,891   290,000             SOLE                  X
MORGAN ST DEAN
WITTER             COM NEW         617446448    2,513    40,000             SOLE                  X
NOKIA CORP.        SPONSORED ADR   654902204    2,590   125,000             SOLE                  X
NORTH FORK
BANCORP            COMMON          659424105    1,819    63,084             SOLE                  X
OMNICOM GROUP      COMMON          681919106    4,995    60,000             SOLE                  X
PEPSICO INC.       COMMON          713448108    6,068   105,000             SOLE                  X
PFIZER, INC.       COMMON          717081103    3,364   135,000             SOLE                  X
PPL CORPORATION    COMMON          69351T106    1,999    68,000             SOLE                  X
PRAXAIR, INC.      COMMON          74005P104    3,138    56,900             SOLE                  X
PROCTER &
GAMBLE CO.         COMMON          742718109    6,051   105,000             SOLE                  X
SYSCO CORPORATION  COMMON          871829107    4,487   140,000             SOLE                  X
TELEFONOS DE
MEXICO             SPON ADR ORD L  879403780    1,416    63,000             SOLE                  X


                                             FORM 13F INFORMATION TABLE
   ITEM 1           ITEM 2           ITEM 3    ITEM 4           ITEM 5         ITEM 6    ITEM 7          ITEM 8
                                               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

TJX COS., INC.     COMMON          872540109    1,241    50,000             SOLE                  X
TRONOX INC.        CLASS B         897051207       69    4032.8             SOLE                  X
TYCO
INTERNATIONAL      COMMON          902124106    2,150    80,000             SOLE                  X
UNILEVER NV        N Y SHS NEW     904784709    1,384    20,000             SOLE                  X
VERIZON
COMMUNICATIONS     COMMON          92343V104    2,384    70,000             SOLE                  X
WACHOVIA CORP.     COMMON          929903102    1,816    32,400             SOLE                  X
WAL MART
STORES INC.        COMMON          931142103    6,614   140,000             SOLE                  X
WELLS FARGO CO.    COMMON          949746101    2,714    42,500             SOLE                  X
WEYERHAEUSER
CO.                COMMON          962166104    1,695    23,400             SOLE                  X
WRIGLEY (WM.) JR.
CO.                COMMON          982526105    4,160    65,000             SOLE                  X
XTO ENERGY INC.    COMMON          98385X106    2,498    57,333             SOLE                  X
 TOTAL                                        237,292